Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2020	December 31, 2019
(in thousands of U.S. dollars)	$	$
Balance at beginning of year	117,647	101,503
Purchases	8,634	1,734
Sales	–	(1,035)
Redemptions for physical bullion	(25,301)	(23,905)
Realized gains (losses) on sales and redemptions for physical bullion	11,252	5,417
Change in unrealized gains (losses)	13,595	33,933
Balance at end of year	125,827	117,647